Cash and Cash Equivalents (Details) - Schedule of both by geography and by currencies - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash and Cash Equivalents [Line Items]
Cash	$ 24,035,608	$ 74,480,651	$ 85,248,997
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	23,505,105	64,187,756	84,987,908
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash	426,138	415,930	176,459
EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	59,728	4,097	56,456
GBP [Member]
Cash and Cash Equivalents [Line Items]
Cash	25,219	24,680	28,174
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash	19,418	9,848,188
HK [Member]
Cash and Cash Equivalents [Line Items]
Cash	18,712,816	71,221,649	85,050,144
US [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 5,322,792	$ 3,259,002	$ 198,853